Income Taxes: - Components of Loss Before Income Taxes (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 26, 2020	Dec. 31, 2019	Dec. 28, 2019	Dec. 29, 2018
Loss before taxes	$ 0	$ (154,280)		$ 0
Hman Group holdings Inc and subsidiaries
United States based operations			$ (30,083,000)		$ (101,197,000)	$ (53,254,000)
Non-United States based operations			(3,855,000)		(7,559,000)	(14,317,000)
Loss before taxes			$ (33,938,000)		$ (108,756,000)	$ (67,571,000)